FORWARED PURCHASE AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Forwared Purchase Agreement [Abstract]
Schedule Of Detailed Information About Forward Purchase Agreement Explanatory

2022

At January 1	—
FPA (SPAC transactions)- Assets	42,502
FPA (SPAC transactions)- Liability	(13,306)
FPA (SPAC transactions) net	29,196
Revaluation as of 21.11.2022	(36,692)
Issuance of shares in 21.11.2022	49,998
Revaluation as of 31.12.2022	(1,650)
As of December 31	40,852